UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vision Capital Advisors, LLC
Address: 20 W. 55th Street
         5th Floor
         New York, NY  10019

13F File Number:  28-13018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Adam Benowitz
Title:     Portfolio Manager
Phone:     (212) 849-8225

Signature, Place, and Date of Signing:

     /s/ Adam Benowitz     New York, NY/USA     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     8

Form13F Information Table Value Total:     $389,906 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CHINA FIRE & SEC GROUP INC     COM              16938R103     5867   746428 SH       Sole                   746428        0        0
CHINA INFORMATION SEC TECH I   COM              16944F101    10994  3479126 SH       Sole                  3479126        0        0
FUSHI COPPERWELD INC           COM              36113E107     2505   521936 SH       Sole                   521936        0        0
HELICOS BIOSCIENCES CORP       COM              42326R109     3727  6317088 SH       Sole                  6317088        0        0
ION GEOPHYSICAL CORP           COM              462044108     1672  1017545 SH       Sole                  1017545        0        0
ISHARES TR                     RUSSELL 2000     464287655   359107  8540000 SH  PUT  Sole                  8540000        0        0
TIANYIN PHARMACEUTICAL CO IN   COM              88630M104      460   333196 SH       Sole                   333196        0        0
WUHAN GENERAL GRP CHINA INC    COM              982569105     5574  2312882 SH       Sole                  2312882        0        0